Capital Stock (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2021
Common stock shares, authorized	3,000,000,000	3,000,000,000	3,000,000,000
Stock issued during period, shares	2,200,000	10,200,000
Common stock shares, par value	$ 0.001	$ 0.001
Stock issued during period, amount	$ 235,400	$ 1,656,000
Common Stock, Shares Issued				1,375,779
Purchase price				$ 557,190
Purchase Agreement [Member]
Common Stock, Shares Issued				6,450,018
Purchase price				$ 2,054,028